SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Income Tax Disclosure [Abstract]
Current
Deferred	(4,578)	32,673
Current
Deferred	(1,445)	(1,634)
Change in valuation allowance	6,023	(31,039)
Income tax provision (benefit)